Lease - Summary of the Finance Lease as a Finance Lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	₩ 646,288	₩ 834,887
Present value of minimum lease payments	489,597	635,131
Present value of Non-guaranteed residual value	104,846	141,969
Net lease investment	594,443	777,100
Unearned interest income	51,845	57,787
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	2,791,876	3,023,531
Up to 1 year
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	291,341	368,316
Present value of minimum lease payments	218,942	269,111
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	876,011	934,238
1-5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	348,909	465,321
Present value of minimum lease payments	264,617	364,770
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	1,710,770	1,827,136
Over 5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	6,038	1,250
Present value of minimum lease payments	6,038	1,250
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	₩ 205,095	₩ 262,157